Stock-based compensation plans (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-Average Assumptions to Value Options Granted
The fair value of stock options granted was estimated on the date of grant using a Black-Scholes multiple option-pricing model with the following weighted-average assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected life of option	N/A	3-5 years	3-5 years	3-5 years
Risk-free interest rate	N/A	0.9%-1.2%	1.5%-2.1%	0.9%-1.4%
Expected volatility of stock	N/A	20%-25%	21%-23%	20%-25%
Expected dividend yield	N/A	None	None	None

The fair value of stock options granted was estimated on the date of grant using a Black-Scholes multiple option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected life of option	3-5 years	3-5 years	3-5 years
Risk-free interest rate	0.9%-1.9%	1.0%-1.7%	0.7%-1.8%
Expected volatility of stock	20%-25%	19%-26%	21%-29%
Expected dividend yield	None	None	None
Weighted-average volatility of stock	22.3%	24.0%	27.4%